Principal Group companies (Tables)	12 Months Ended
Dec. 31, 2019
Principal Group companies
Schedule of significant subsidiaries

		Parent	Group ownership
		holding	interest
Company name	Country of incorporation	%	%
Nokia Solutions and Networks Oy	Finland	100.0	100.0
Nokia of America Corporation	United States	–	100.0
Nokia Shanghai Bell Co., Ltd(1)	China	–	50.0
Nokia Technologies Oy	Finland	100.0	100.0
Nokia Solutions and Networks India Private Limited	India	–	100.0
Nokia Solutions and Networks B.V.	Netherlands	–	100.0
Nokia Solutions and Networks Japan G.K.	Japan	–	100.0
Alcatel-Lucent International SA	France	–	100.0
Nokia Solutions and Networks Branch Operations Oy	Finland	–	100.0
Alcatel Submarine Networks SAS	France	–	100.0
Nokia Solutions and Networks do Brasil Telecomunicações Ltda.	Brazil	–	100.0
Alcatel-Lucent Participations SA	France	–	100.0
Nokia Solutions and Networks Korea Ltd.	South Korea	–	100.0
Nokia Spain, S.A.	Spain	–	100.0
Nokia UK Limited	United Kingdom	–	100.0
Nokia Canada Inc.	Canada	–	100.0
Nokia Solutions and Networks Italia S.p.A.	Italy	–	100.0
Nokia Solutions and Networks GmbH & Co. KG	Germany	–	100.0
Nokia Solutions and Networks Australia Pty Ltd	Australia	–	100.0
PT Nokia Solutions and Networks Indonesia	Indonesia	–	100.0
Alcatel Lucent SAS	France	–	100.0
Nokia Solutions and Networks Taiwan Co., Ltd.	Taiwan	–	100.0

(1)   Nokia Shanghai Bell Co., Ltd is the parent company of the Nokia Shanghai Bell Group of which the Group owns 50% plus one share with China Huaxin, an entity controlled by the Chinese government, holding the remaining ownership interests. Refer to Note 33, Significant partly-owned subsidiaries.